Reporting Entity - Additional Information (Details)			3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 23, 2022 USD ($) $ / shares shares	Mar. 14, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Mar. 31, 2022 USD ($) ft² $ / shares shares	Mar. 31, 2021 USD ($) shares	Mar. 31, 2023 shares	Jan. 13, 2023 $ / shares	Oct. 11, 2022 $ / shares	Aug. 31, 2022 $ / shares shares	Jun. 13, 2022 shares	Jun. 09, 2022 shares
Reporting Entity [Line Items]
Common shares issued | shares			11,778,392		11,778,392		5,560,829	4,732,090	11,778,392
Common stock outstanding | shares			11,778,392		11,778,392		5,560,829	4,732,090
Net loss | $			$ 497,451	$ 16,804,906	$ 44,289,638	$ 47,762,688	$ 84,424,529	$ 124,264,230
Cash flow from operations | $					20,669,892	43,820,603	54,346,127	56,645,458
Accumulated deficit | $			357,075,395		357,075,395		323,181,697	$ 248,209,952
Cash on hand | $			$ 3,404,023	$ 13,158,605	$ 3,404,023	$ 13,158,605	$ 8,700,000
Warrants to purchase common shares | shares												972,763
Exercise price of warrants | $ / shares			$ 3.10		$ 3.10		$ 28.64				$ 1.62	$ 2.32
Proceeds from the issuance of shares and warrants | $		$ 8,000,000.0
Subsequent Event
Reporting Entity [Line Items]
Common shares issued | shares														198,000,000
Common stock outstanding | shares													5,700,000	198,000,000
Common shares including common share equivalents issued | shares	1,945,526
Warrants to purchase common shares | shares	2,591,052
Combined offering price | $ / shares	$ 2.57
Exercise price of warrants | $ / shares	$ 2.32									$ 0.53
Proceeds from the issuance of shares and warrants | $	$ 5,000,000
Net proceeds from the issuance of shares and warrants | $	$ 4,300,000
Quebec
Reporting Entity [Line Items]
Area of facility located | ft²							50,000
North Carolina
Reporting Entity [Line Items]
Area of facility located | ft²							24,000